SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of supplementary financial statement information [Abstract]
Schedule of Other Receivables
	December 31,
	2023	2024
	in USD thousands
Government institutions	245	455
Advance payments	480	91
Other	105	932
	830	1,478

Schedule of Accounts Payable and Accruals
	December 31,
	2023	2024
	in USD thousands
1) Trade:
Accounts payable:
Overseas	7,704	4,250
In Israel	3,165	1,333
	10,869	5,583
2) Other:
Payroll and related expenses	2,184	1,993
Accrued expenses	662	707
Accrual for vacation and recreation pay	419	431
Other	88	-
	3,353	3,131

Schedule of Cost of Revenues
	Year ended December 31,
	2022	2023	2024
	in USD thousands
License fees and royalties payable to licensor	-	3,027	3,024
Direct costs related to license revenues	-	203	2,605
Amortization of intangible asset	-	450	3,323
Cost of product sales	-	12	311
	-	3,692	9,263

Schedule of Research and Development Expenses
	Year ended December 31,
	2022	2023	2024
	in USD thousands
Payroll and related expenses	4,495	4,452	3,524
Research and development services	9,296	4,603	3,170
Lab, occupancy and telephone	902	969	1,102
Professional fees	954	935	273
Share-based compensation	1,198	760	451
Depreciation and amortization	615	583	431
Other	169	217	198
	17,629	12,519	9,149

Schedule of Sales and Marketing Expenses
	Year ended December 31,
	2022	2023	2024
	in USD thousands
Payroll and related expenses	947	8,868	12,224
Medical Affairs	1,316	4,824	2,891
Marketing	1,805	4,091	2,041
Travel	84	986	1,506
Office-related expenses	519	1,923	1,477
Business Analytics	106	1,005	1,264
Market Access	1,023	1,606	701
Professional fees	521	745	627
Share-based compensation	112	751	98
Depreciation and amortization	-	314	330
Loss on abandonment of right-of-use asset	-	-	246
Other	29	157	200
	6,462	25,270	23,605

Schedule of General and Administrative Expenses
	Year ended December 31,
	2022	2023	2024
	in USD thousands
Payroll and related expenses	1,706	2,117	2,000
Professional fees	1,248	2,028	1,991
Provision for doubtful accounts receivable	-	-	800
Insurance	1,046	939	808
Share-based compensation	895	780	585
Depreciation	39	37	10
Other	132	409	127
	5,066	6,310	6,321

Schedule of Non-Operating Income (Expenses), Net
	Year ended December 31,
	2022	2023	2024
	in USD thousands
Changes in fair value of warrants	6,425	(11,054)	18,965
Issuance costs	(762)	-	(669)
Other	7	235	139
	5,670	(10,819)	18,435

Schedule of Financial Income
	Year ended December 31,
	2022	2023	2024
	in USD thousands
Interest income	694	2,007	1,820
Exchange differences, net	-	61	51
	694	2,068	1,871

Schedule of Financial Expenses
	Year ended December 31,
	2022	2023	2024
	in USD thousands
Interest expense	1,786	2,144	9,074
Bank commissions	26	25	45
Exchange differences, net	346	-	-
	2,158	2,169	9,119